Commitments and Contingencies - Summary of Right of Use Lease Assets (Details) $ in Thousands	Sep. 30, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022 (excluding the nine months ended September 30, 2022)	$ 928
2023	3,585
2024	2,643
2025	1,442
2026	1,230
Thereafter	6,970
Total payments	16,798
Less: imputed interest	(5,316)
Less: foreign exchange (gain)/loss	477
Total	$ 11,959